UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.54%
Administrative and Support Services - 0.22%
Baker Hughes, Inc.	3,500	$150,045

Air Transportation - 0.35%
Delta Air Lines, Inc.	5,000	241,200

Apparel Manufacturing - 0.24%
VF Corp.	2,500	162,775

Beverage and Tobacco Product Manufacturing - 3.63%
Altria Group, Inc.	7,500	461,775
Coca-Cola Company	15,000	646,950
PepsiCo, Inc.	7,000	684,740
Philip Morris International, Inc.	5,000	455,150
Reynolds American, Inc.	5,000	252,150
		2,500,765
Broadcasting (except Internet) - 1.95%
Comcast Corp. - Class A	7,500	432,975
Time Warner Cable, Inc.	2,000	381,720
Walt Disney Co.	5,500	525,360
		1,340,055
Building Material and Garden Equipment and Supplies Dealers - 1.03%
Home Depot, Inc.	3,000	372,360
Lowe's Companies, Inc.	5,000	337,650
		710,010
Chemical Manufacturing - 8.88%
Abbott Laboratories	7,500	290,550
AbbVie, Inc.	7,500	409,575
Allergan PLC (a)(b)	2,000	580,220
Celgene Corp. (a)	3,000	302,490
Colgate-Palmolive Co.	5,000	328,200
Dow Chemical Co.	5,000	243,050
Ecolab, Inc.	2,000	205,100
EI du Pont de Nemours & Co.	5,000	304,350
Eli Lilly & Co.	6,000	432,000
Gilead Sciences, Inc.	5,000	436,250
Johnson & Johnson	10,000	1,052,100
Merck & Co., Inc.	10,000	502,100
Monsanto Co.	4,000	359,960
Mylan NV (a)(b)	2,500	112,675
Pfizer, Inc.	10,000	296,700
Praxair, Inc.	2,500	254,475
		6,109,795

Clothing and Clothing Accessories Stores - 0.54%
TJX Companies, Inc.	5,000	370,500

Computer and Electronic Product Manufacturing - 6.47%
Apple, Inc.	20,500	1,982,145
Cisco Systems, Inc.	15,000	392,700
HP, Inc.	10,000	106,900
Intel Corp.	15,000	443,850
Medtronic PLC (b)	2,500	193,475
Micron Technology, Inc. (a)	10,000	106,300
Northrop Grumman Corp.	1,000	192,220
QUALCOMM, Inc.	7,500	380,925
Rockwell Automation, Inc.	1,500	156,135
Texas Instruments, Inc.	4,500	238,590
Thermo Fisher Scientific, Inc.	2,000	258,380
		4,451,620
Couriers and Messengers - 0.96%
FedEx Corp.	2,000	273,760
United Parcel Service, Inc. - Class B	4,000	386,200
		659,960
Credit Intermediation and Related Activities - 6.12%
Bank of America Corp.	50,000	626,000
Bank of New York Mellon Corp.	7,000	247,730
Capital One Financial Corp.	2,500	164,325
Citigroup, Inc.	15,000	582,750
Huntington Bancshares, Inc.	7,500	65,625
JPMorgan Chase & Co.	15,000	844,500
KeyCorp	10,000	105,500
Northern Trust Corp.	2,000	118,760
PNC Financial Services Group, Inc.	3,000	243,930
Regions Financial Corp.	10,000	75,200
Visa, Inc. - Class A	6,000	434,340
Wells Fargo & Co.	15,000	703,800
		4,212,460
Electrical Equipment, Appliance, and Component Manufacturing - 1.06%
General Electric Co.	25,000	728,500

Fabricated Metal Product Manufacturing - 0.22%
Parker-Hannifin Corp.	1,500	151,800

Food Manufacturing - 1.00%
Kraft Heinz Co.	5,000	385,100
Mondelez International, Inc. - Class A	7,500	303,975
		689,075
Food Services and Drinking Places - 1.58%
McDonald's Corp.	4,000	468,760
Starbucks Corp.	7,500	436,575
Yum! Brands, Inc.	2,500	181,175
		1,086,510
Furniture and Related Product Manufacturing - 0.16%
Johnson Controls, Inc.	3,000	109,380

General Merchandise Stores - 0.89%
Costco Wholesale Corp.	2,500	375,075
Target Corp.	3,000	235,350
		610,425
Health and Personal Care Stores - 1.75%
CVS Health Corp.	5,000	485,850
Express Scripts Holdings Co. (a)	3,000	211,140
McKesson Corp.	2,000	311,240
Walgreens Boots Alliance, Inc.	2,500	197,350
		1,205,580
Insurance Carriers and Related Activities - 5.87%
Aetna, Inc.	2,500	271,575
Allstate Corp.	3,000	190,380
American International Group, Inc.	8,000	401,600
Anthem, Inc.	2,000	261,380
Berkshire Hathaway, Inc. - Class B (a)	7,500	1,006,275
Chubb Ltd. (b)	2,402	277,503
Cigna Corp.	2,000	279,220
Hartford Financial Services Group, Inc.	2,500	105,300
Lincoln National Corp.	5,000	182,650
MetLife, Inc.	7,500	296,700
Principal Financial Group, Inc.	2,500	94,525
Prudential Financial, Inc.	3,000	198,270
UnitedHealth Group, Inc.	4,000	476,400
		4,041,778
Leather and Allied Product Manufacturing - 0.72%
NIKE, Inc. - Class B	8,000	492,720

Machinery Manufacturing - 1.64%
Cameron International Corp. (a)	1,500	98,340
Caterpillar, Inc.	3,000	203,100
Cummins, Inc.	1,500	146,355
Deere & Co.	2,500	200,450
United Technologies Corp.	5,000	483,100
		1,131,345
Management of Companies and Enterprises - 0.14%
AES Corp.	10,000	98,000

Merchant Wholesalers, Durable Goods - 0.14%
Xerox Corp.	10,000	96,100

Merchant Wholesalers, Nondurable Goods - 1.35%
Cardinal Health, Inc.	2,500	204,250
Procter & Gamble Co.	9,000	722,610
		926,860
Mining (except Oil and Gas) - 0.17%
Freeport-McMoRan, Inc. (a)	15,000	114,450

Miscellaneous Manufacturing - 0.93%
3M Co.	3,000	470,610
Boston Scientific Corp. (a)	10,000	169,800
		640,410

Motion Picture and Sound Recording Industries - 0.72%
Netflix, Inc. (a)	2,500	233,525
Time Warner, Inc.	4,000	264,800
		498,325
Nonstore Retailers - 1.61%
Amazon.com, Inc. (a)	2,000	1,105,040

Oil and Gas Extraction - 0.60%
Anadarko Petroleum Corp.	2,500	94,875
Phillips 66	4,000	317,560
		412,435
Other Information Services - 3.71%
Alphabet, Inc. - Class A (a)	2,000	1,434,440
Facebook, Inc. - Class A (a)	10,500	1,122,660
		2,557,100
Paper Manufacturing - 0.28%
Kimberly-Clark Corp.	1,500	195,450

Petroleum and Coal Products Manufacturing - 3.38%
Chevron Corp.	8,000	667,520
Exxon Mobil Corp.	13,500	1,082,025
Marathon Oil Corp.	10,000	82,100
Marathon Petroleum Corp.	2,500	85,625
Murphy Oil Corp.	10,000	171,800
Tesoro Corp.	1,500	121,020
Valero Energy Corp.	2,000	120,160
		2,330,250
Plastics and Rubber Products Manufacturing - 0.27%
Illinois Tool Works, Inc.	2,000	188,500

Primary Metal Manufacturing - 0.13%
Alcoa, Inc.	10,000	89,300

Professional, Scientific, and Technical Services - 2.65%
Accenture PLC - Class A (b)	2,500	250,650
Amgen, Inc.	2,500	355,700
International Business Machines Corp.	4,500	589,635
MasterCard, Inc. - Class A	5,000	434,600
Omnicom Group, Inc.	2,500	194,525
		1,825,110
Publishing Industries (except Internet) - 3.41%
Microsoft Corp.	25,000	1,272,000
Oracle Corp.	20,000	735,600
Twenty-First Century Fox, Inc. - Class A	12,500	337,750
		2,345,350
Rail Transportation - 0.34%
Union Pacific Corp.	3,000	236,580

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.08%
BlackRock, Inc.	1,200	374,352
Charles Schwab Corp.	5,000	125,250
Morgan Stanley	10,000	247,000
		746,602
Telecommunications - 2.18%
AT&T, Inc.	20,000	739,000
Verizon Communications, Inc.	15,000	760,950
		1,499,950
Transportation Equipment Manufacturing - 2.11%
Boeing Co.	4,000	472,720
Ford Motor Co.	20,000	250,200
General Dynamics Corp.	1,500	204,405
General Motors Co.	7,500	220,800
Honeywell International, Inc.	3,000	304,050
		1,452,175
Utilities - 2.89%
American Electric Power Co., Inc.	2,000	123,500
CenterPoint Energy, Inc.	10,000	186,300
Dominion Resources, Inc.	2,500	174,800
Duke Energy Corp.	3,000	222,840
Edison International	2,500	170,400
EQT Corp.	2,000	111,480
Exelon Corp.	5,000	157,450
Kinder Morgan, Inc.	7,500	135,675
NextEra Energy, Inc.	2,500	282,050
PG&E Corp.	2,000	113,460
PPL Corp.	3,000	104,970
Spectra Energy Corp.	7,000	204,400
		1,987,325
Water Transportation - 0.17%
Carnival Corp. (b)	2,500	119,900
TOTAL COMMON STOCKS (Cost $49,197,194)		50,621,510

REAL ESTATE INVESTMENT TRUSTS - 0.17%
Host Hotels & Resorts, Inc.	7,500	114,825
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $114,831)		114,825

	Contracts
PURCHASED OPTIONS - 4.30%
Put Options - 4.30%
SPDR S&P 500 ETF Trust
Expiration: March 2016, Exercise Price: $188.00 (a)	1,500	48,000
Expiration: March 2016, Exercise Price: $190.00 (a)	750	103,500
Expiration: March 2016, Exercise Price: $205.00 (a)	2,447	2,811,603
Total Purchased Options (Cost $3,841,852)		2,963,103

Total Investments (Cost $53,153,877) - 78.01%		53,699,438
Other Assets in Excess of Liabilities - 21.99%		15,138,658
TOTAL NET ASSETS - 100.00%		$68,838,096

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.

The accompanying notes are integral part to the Schedule of Investments.

Schooner Hedged Alternative Income Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.33%
Put Options - 0.33%
SPDR S&P 500 ETF Trust
Expiration: March 2016, Exercise Price: $181.00 (a)	5,500	$115,500
Expiration: March 2016, Exercise Price: $182.00 (a)	2,500	197,500
Expiration: March 2016, Exercise Price: $184.00 (a)	4,000	424,000
Total Purchased Options (Cost $995,951)		737,000

Total Investments (Cost $995,951) - 0.33%		737,000
Other Assets in Excess of Liabilities* - 99.67%		220,668,760
TOTAL NET ASSETS - 100.00%		$221,405,760

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

*	All or a portion of this amount is pledged as collateral for written options. The cash value held as collateral was $46,889,217 at February 29, 2016.

Schooner Hedged Alternative Income Fund
Schedule of Written Options
February 29, 2016 (Unaudited)

	Contracts	Value
Put Options
AerCap Holdings NV
Expiration: March, 2016, Exercise Price: $25.00	(595)	$(5,950)
Expiration: April, 2016, Exercise Price: $30.00	(31)	(2,015)
Akorn, Inc.
Expiration: June, 2016, Exercise Price: $20.00	(1,012)	(161,920)
Alcoa, Inc.
Expiration: April, 2016, Exercise Price: $7.00	(3,001)	(27,009)
Alexion Pharmaceuticals, Inc.
Expiration: March, 2016, Exercise Price: $125.00	(164)	(16,400)
Alkermes PLC
Expiration: May, 2016, Exercise Price: $30.00	(715)	(139,425)
Alnylam Pharmaceuticals, Inc.
Expiration: June, 2016, Exercise Price: $50.00	(379)	(162,970)
Anadarko Petroleum Corp.
Expiration: March, 2016, Exercise Price: $32.50	(704)	(47,872)
Antero Resources Corp.
Expiration: May, 2016, Exercise Price: $20.00	(1,061)	(137,930)
Apache Corp.
Expiration: March, 2016, Exercise Price: $32.50	(701)	(24,885)
Baker Hughes, Inc.
Expiration: April, 2016, Exercise Price: $30.00	(633)	(37,347)
BioMarin Pharmaceutical, Inc.
Expiration: July, 2016, Exercise Price: $55.00	(350)	(58,625)
Blackstone Group LP
Expiration: April, 2016, Exercise Price: $24.00	(878)	(50,485)
Broadcom Ltd.
Expiration: April, 2016, Exercise Price: $115.00	(190)	(46,930)
Cabot Oil & Gas Corp.
Expiration: April, 2016, Exercise Price: $15.00	(1,463)	(43,890)
Calpine Corp.
Expiration: March, 2016, Exercise Price: $11.00	(1,225)	(15,312)
Celgene Corp.
Expiration: April, 2016, Exercise Price: $90.00	(233)	(34,950)
CF Industries Holdings, Inc.
Expiration: March, 2016, Exercise Price: $29.50	(726)	(15,246)
Cheniere Energy, Inc.
Expiration: March, 2016, Exercise Price: $20.00	(639)	(3,195)
Expiration: June, 2016, Exercise Price: $22.50	(112)	(6,720)
Cimarex Energy Co.
Expiration: March, 2016, Exercise Price: $75.00	(373)	(37,300)
Concho Resources, Inc.
Expiration: June, 2016, Exercise Price: $75.00	(273)	(120,120)
ConocoPhillips
Expiration: March, 2016, Exercise Price: $31.00	(714)	(39,270)
Continental Resources, Inc.

Expiration: June, 2016, Exercise Price: $18.00	(1,405)	(244,470)
Coty, Inc.
Expiration: March, 2016, Exercise Price: $25.00	(861)	(15,067)
Credit Acceptance Corp.
Expiration: April, 2016, Exercise Price: $150.00	(131)	(42,575)
Credit Suisse Group AG
Expiration: March, 2016, Exercise Price: $12.00	(1,502)	(15,020)
Devon Energy Corp.
Expiration: July, 2016, Exercise Price: $16.00	(1,103)	(197,988)
DexCom, Inc.
Expiration: March, 2016, Exercise Price: $50.00	(276)	(6,900)
Dick's Sporting Goods, Inc.
Expiration: March, 2016, Exercise Price: $36.00	(25)	(1,000)
DISH Network Corp.
Expiration: March, 2016, Exercise Price: $40.00	(366)	(10,980)
Endo International PLC
Expiration: April, 2016, Exercise Price: $35.00	(525)	(44,625)
Energy Transfer Equity LP
Expiration: July, 2016, Exercise Price: $5.00	(4,400)	(352,000)
Envision Healthcare Holdings, Inc.
Expiration: April, 2016, Exercise Price: $20.00	(1,000)	(100,000)
EOG Resources, Inc.
Expiration: April, 2016, Exercise Price: $60.00	(222)	(53,946)
Ferrari NV
Expiration: April, 2016, Exercise Price: $34.00	(645)	(45,150)
First Data Corp.
Expiration: April, 2016, Exercise Price: $10.00	(1,227)	(27,607)
First Solar, Inc.
Expiration: April, 2016, Exercise Price: $55.00	(150)	(12,600)
Expiration: April, 2016, Exercise Price: $60.00	(225)	(31,275)
Fitbit, Inc.
Expiration: May, 2016, Exercise Price: $11.00	(1,507)	(203,445)
Fortinet, Inc.
Expiration: March, 2016, Exercise Price: $23.00	(927)	(16,222)
Freeport-McMoRan, Inc.
Expiration: May, 2016, Exercise Price: $5.50	(4,002)	(172,086)
GoDaddy, Inc.
Expiration: May, 2016, Exercise Price: $25.00	(500)	(38,500)
Hain Celestial Group, Inc.
Expiration: March, 2016, Exercise Price: $31.00	(706)	(14,120)
Halliburton Co.
Expiration: May, 2016, Exercise Price: $28.00	(785)	(68,295)
Harman International Industries, Inc.
Expiration: April, 2016, Exercise Price: $65.00	(340)	(35,700)
Herbalife Ltd.
Expiration: May, 2016, Exercise Price: $45.00	(490)	(136,220)
Hess Corp.
Expiration: April, 2016, Exercise Price: $37.50	(601)	(61,302)
Illumina, Inc.
Expiration: April, 2016, Exercise Price: $135.00	(150)	(45,000)
Incyte Corp.
Expiration: June, 2016, Exercise Price: $55.00	(335)	(80,400)

Ionis Pharmaceuticals, Inc.
Expiration: April, 2016, Exercise Price: $29.00	(700)	(84,000)
Jazz Pharmaceuticals PLC
Expiration: March, 2016, Exercise Price: $110.00	(119)	(22,015)
Expiration: June, 2016, Exercise Price: $100.00	(79)	(37,525)
Kinder Morgan, Inc.
Expiration: April, 2016, Exercise Price: $16.00	(1,000)	(48,000)
Las Vegas Sands Corp.
Expiration: May, 2016, Exercise Price: $42.00	(520)	(73,840)
LinkedIn Corp.
Expiration: May, 2016, Exercise Price: $90.00	(248)	(63,736)
Mallinckrodt PLC
Expiration: April, 2016, Exercise Price: $55.00	(404)	(61,812)
Marathon Oil Corp.
Expiration: July, 2016, Exercise Price: $6.00	(3,526)	(253,872)
Market Vectors Gold Miners ETF
Expiration: April, 2016, Exercise Price: $17.00	(1,000)	(48,000)
Medivation, Inc.
Expiration: March, 2016, Exercise Price: $27.50	(587)	(10,273)
Melco Crown Entertainment Ltd.
Expiration: July, 2016, Exercise Price: $10.00	(1,483)	(33,368)
Expiration: July, 2016, Exercise Price: $13.00	(317)	(22,190)
MGM Resorts International
Expiration: April, 2016, Exercise Price: $17.00	(1,300)	(55,900)
Micron Technology, Inc.
Expiration: April, 2016, Exercise Price: $9.00	(2,436)	(85,260)
Mobileye NV
Expiration: March, 2016, Exercise Price: $22.00	(930)	(18,600)
Morgan Stanley
Expiration: April, 2016, Exercise Price: $22.00	(700)	(30,100)
Mosaic, Co.
Expiration: April, 2016, Exercise Price: $22.00	(187)	(5,143)
Expiration: April, 2016, Exercise Price: $23.00	(810)	(51,840)
Mylan NV
Expiration: April, 2016, Exercise Price: $37.50	(305)	(10,370)
Netflix, Inc.
Expiration: April, 2016, Exercise Price: $80.00	(280)	(78,960)
Newell Rubbermaid, Inc.
Expiration: March, 2016, Exercise Price: $33.00	(655)	(14,738)
Newfield Exploration Co.
Expiration: June, 2016, Exercise Price: $19.00	(1,003)	(85,255)
Newmont Mining Corp.
Expiration: April, 2016, Exercise Price: $22.00	(800)	(37,600)
NXP Semiconductors NV
Expiration: April, 2016, Exercise Price: $62.50	(409)	(59,305)
ONEOK, Inc.
Expiration: March, 2016, Exercise Price: $17.50	(1,001)	(25,025)
OPKO Health, Inc.
Expiration: June, 2016, Exercise Price: $8.00	(3,107)	(208,169)
Palo Alto Networks, Inc.
Expiration: June, 2016, Exercise Price: $105.00	(213)	(47,925)

Pioneer Natural Resources Co.
Expiration: April, 2016, Exercise Price: $107.00	(206)	(36,050)
Plains GP Holdings LP
Expiration: August, 2016, Exercise Price: $6.00	(2,416)	(271,800)
Qorvo, Inc.
Expiration: May, 2016, Exercise Price: $30.00	(610)	(48,800)
Range Resources Corp.
Expiration: April, 2016, Exercise Price: $20.00	(1,026)	(97,470)
Regeneron Pharmaceuticals, Inc.
Expiration: March, 2016, Exercise Price: $340.00	(64)	(22,720)
Rio Tinto PLC
Expiration: April, 2016, Exercise Price: $22.50	(952)	(61,880)
Royal Caribbean Cruises Ltd.
Expiration: June, 2016, Exercise Price: $65.00	(350)	(94,500)
SanDisk Corp.
Expiration: April, 2016, Exercise Price: $50.00	(328)	(17,712)
Expiration: April, 2016, Exercise Price: $52.50	(101)	(4,545)
Expiration: April, 2016, Exercise Price: $60.00	(10)	(800)
Seagate Technology PLC
Expiration: April, 2016, Exercise Price: $28.50	(750)	(54,375)
Seattle Genetics, Inc.
Expiration: June, 2016, Exercise Price: $25.00	(852)	(108,630)
ServiceNow, Inc.
Expiration: May, 2016, Exercise Price: $40.00	(552)	(69,000)
Signet Jewelers Ltd.
Expiration: April, 2016, Exercise Price: $85.00	(257)	(42,405)
Skechers U.S.A., Inc.
Expiration: April, 2016, Exercise Price: $28.00	(129)	(3,548)
Expiration: April, 2016, Exercise Price: $29.00	(568)	(25,560)
Skyworks Solutions, Inc.
Expiration: March, 2016, Exercise Price: $57.50	(375)	(22,500)
SolarCity Corp.
Expiration: July, 2016, Exercise Price: $20.00	(939)	(577,485)
Splunk, Inc.
Expiration: April, 2016, Exercise Price: $37.50	(400)	(40,000)
Sprint Corp.
Expiration: August, 2016, Exercise Price: $2.00	(11,188)	(162,226)
Square, Inc.
Expiration: March, 2016, Exercise Price: $8.00	(2,296)	(22,960)
Staples, Inc.
Expiration: March, 2016, Exercise Price: $8.00	(2,005)	(20,050)
SunPower Corp.
Expiration: March, 2016, Exercise Price: $20.00	(751)	(19,526)
SVB Financial Group
Expiration: March, 2016, Exercise Price: $75.00	(288)	(16,560)
Targa Resources Corp.
Expiration: April, 2016, Exercise Price: $22.50	(1,000)	(130,000)
Tesla Motors, Inc.
Expiration: April, 2016, Exercise Price: $142.00	(152)	(20,900)
Tesoro Corp.
Expiration: April, 2016, Exercise Price: $63.00	(261)	(12,659)

Twitter, Inc.
Expiration: June, 2016, Exercise Price: $15.00	(1,500)	(172,500)
Ulta Salon Cosmetics & Fragrance, Inc.
Expiration: March, 2016, Exercise Price: $140.00	(155)	(22,475)
United Rentals, Inc.
Expiration: March, 2016, Exercise Price: $40.00	(574)	(14,350)
United Therapeutics Corp.
Expiration: March, 2016, Exercise Price: $115.00	(196)	(42,336)
Valeant Pharmaceuticals International, Inc.
Expiration: June, 2016, Exercise Price: $60.00	(360)	(338,400)
Vertex Pharmaceuticals, Inc.
Expiration: April, 2016, Exercise Price: $70.00	(287)	(48,790)
Viacom, Inc.
Expiration: April, 2016, Exercise Price: $33.50	(650)	(50,375)
Weatherford International PLC
Expiration: March, 2016, Exercise Price: $5.00	(4,025)	(36,225)
Western Digital Corp.
Expiration: April, 2016, Exercise Price: $35.00	(615)	(43,050)
Westlake Chemical Corp.
Expiration: April, 2016, Exercise Price: $35.00	(625)	(23,438)
Williams Companies, Inc.
Expiration: May, 2016, Exercise Price: $10.00	(2,001)	(180,090)
Workday, Inc.
Expiration: March, 2016, Exercise Price: $46.50	(197)	(10,835)
Expiration: April, 2016, Exercise Price: $50.00	(108)	(16,200)
Yahoo! Inc.
Expiration: April, 2016, Exercise Price: $28.00	(800)	(29,200)
Total Written Options (Premiums received $13,074,173)		$(7,914,005)

The accompanying notes are integral part to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

	Schooner Fund	Schooner Hedged Alternative Income Fund
Cost of investments	$53,153,877	$995,951
Gross unrealized appreciation - Investments	4,895,279	54,450
Gross unrealized appreciation - Written options	-	5,417,804
Gross unrealized depreciation - Investments	(4,349,718)	(313,401)
Gross unrealized depreciation - Written Options	-	(257,636)
Net unrealized appreciation	$545,561	$4,901,217

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing
Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund’s
Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. Fixed income securities including corporate bonds and convertible bonds are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forth option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

Schooner Fund
	Level 1	Level 2	Level 3	Total
Assets[1]
Common Stocks	$50,621,510	$-	$-	$50,621,510
Real Estate Investment Trusts	114,825	-	-	114,825
Purchased Options	2,963,103	-	-	2,963,103
Total Assets	$53,699,438	$-	$-	$53,699,438

Schooner Hedged Alternative Income Fund
	Level 1	Level 2	Level 3	Total
Assets:[1]
Purchased Options	$737,000	$-	$-	$737,000
Total Assets	$737,000	$-	$-	$737,000

Liabilities:
Written Options	$4,716,190	$3,197,815	$-	$7,914,005
Total Liabilities	$4,716,190	$3,197,815	$-	$7,914,005

[1] See the Schedule of Investments for industry classifications.

The Fund did not invest in any Level 3 investments during the period ended February 29, 2016. During the period ended February 29, 2016, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 2016 was as follows:

Schooner Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$2,963,103	Options written, at value	$-
Total		$2,963,103		$-

The effect of derivative instruments on income for the period June 1, 2016 through February 29, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(8,709,563)	$(1,401,889)	$(10,111,452)
Total		$(8,709,563)	$(1,401,889)	$(10,111,452)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$413,389	$-	$413,389
Total		$413,389	$-	$413,389

Schooner Hedged Alternative Income Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$737,000	Options written, at value	$7,914,005
Total		$737,000		$7,914,005

The effect of derivative instruments on income for the period June 1, 2016 through February 29, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$5,543,674	$(23,217,575)	$(17,673,901)
Total		$5,543,674	$(23,217,575)	$(17,673,901)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(229,778)	$4,943,879	$4,714,101
Total		$(229,778)	$4,943,879	$4,714,101

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                   ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date______ April 18, 2016      _                                                   ____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date______ April 18, 2016      _                                                   ____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date______ April 18, 2016      _                                                   ____

* Print the name and title of each signing officer under his or her signature.